Convertible Notes (Tables)	12 Months Ended
Oct. 31, 2024
Convertible Notes [Abstract]
Schedule of Fair Value Determined the Binomial Option Pricing Model	, the fair value of the 2023 Note was determined to be of $57,000 upon issuance. The fair value of 2023 Note was determined using the Binomial Option Pricing Model. The major assumptions used in the Binomial Model were as follows:
	November 24, 2023	February 6, 2024
Risk-free interest rate	5.22%	5.05%
Expected life	0.75 year	0.55 year
Expected volatility	83.14%	76.21%
Fair value	$57,000	$54,754
The fair value of January 2024 Note and warrants was determined using the Binomial Option Pricing Model. The major assumptions used in the Binomial Model are as follows:
	January 10, 2024	September 9, 2024
Risk-free interest rate	4.49%	4.21%
Expected life	1.5 year	0.83year
Expected volatility	87.79%	88.59%
Fair value	$1,275,000	$1,232,921
The fair value of September 2024 Note and warrants were determined using the Binomial Option Pricing Model by an independent valuation firm. The major assumptions used in the Binomial Model were as follows:
	September 16, 2024	September 23, 2024
Risk-free interest rate	3.66%	3.76%
Expected life	1.0 year	0.99 year
Expected volatility	117.0%	121.0%
Fair value	$2,661,000	$10,719,806
The fair value of October 2024 Notes was determined using the Binomial Option Pricing Model by an independent valuation firm. The major assumptions used in the Binomial Model are as follows:
	October 10, 2024	October 21, 2024
Risk-free interest rate	4.02%	3.89%
Expected life	1 year	0.98 year
Expected volatility	123.0%	132.0%
Fair value	$1,314,000	$16,512,550

Schedule of Reconciliation of the Beginning and Ending Balances

The following is a reconciliation of the beginning and ending balances for 2023 Note measured at fair value for the year ended October 31, 2024:

For the year ended October 31, 2024

Opening balance	$-
Issuance of convertible notes	57,000
Change in fair value of convertible notes	(2,246)
Loss on settlement of convertible notes	23,729
Cash repaid	(70,015)
Ordinary Shares issued for settlement of convertible notes	(8,468)
Total	$-

The following is a reconciliation of the beginning and ending balances for January 2024 Notes measured at fair value for the year ended October 31, 2024:

For the year ended October 31,
2024

Opening balance	$-
Issuance of convertible notes	1,275,000
Change in fair value of convertible notes	(42,079)
Loss on settlement of convertible notes	283,064
Cash repaid	(1,375,000)
Ordinary Shares issued for settlement of convertible notes	(140,985)
Total	$-

The following is a reconciliation of the beginning and ending balances for September 2024 Note measured at fair value for the year ended October 31, 2024:

For the year ended October 31,
2024

Opening balance	$-
Issuance of convertible notes	2,661,000
Change in fair value of September 2024 Note	8,058,806
Ordinary Shares issued on conversion of the September 2024 Note	(10,719,806)
Total	$-

The following is a reconciliation of the beginning and ending balances for October 2024 Notes measured at fair value for the year ended October 31, 2024:

For the year ended October 31,
2024

Opening balance	$-
Issuance of convertible notes	1,314,000
Change in fair value of convertible notes	15,198,550
Ordinary Shares issued on conversion of the October 2024 Notes	(16,512,550)
Total	$-